Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	iAnthus Capital Holdings, Inc.
Entity Central Index Key	0001643154
Entity Emerging Growth Company	true
Entity File Number	000-56228
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1360810
Entity Address, Address Line One	214 King Street West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 3S6
City Area Code	(646)
Local Phone Number	518-9418
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE